SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. As applicable to these interim condensed consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition and allowance for sales returns, allowance for doubtful accounts, inventories write-off, intangible assets, goodwill, income taxes and valuation allowance, share-based compensation and contingent liabilities. Actual results could differ from those estimates.

In light of the currently unknown extent and duration of the COVID-19 pandemic, the Company faces a greater degree of uncertainty than normal in making the judgments and estimates needed to apply certain of the Company's significant accounting policies. The Company assessed certain accounting matters that generally require consideration of forecasted financial information in context with the information reasonably available to the Company and the unknown future impacts COVID-19 as of December 31, 2020 and through the date of issuance of this report. These estimates may change, as new events occur and additional information is obtained. Actual results could differ materially from these estimates under different assumptions or conditions.

Financial statements in U.S. dollars ("dollars")
b.	Financial statements in U.S. dollars ("dollars"):

A majority of the Group’s revenues is generated in dollars. In addition, most of the Group’s costs are denominated and determined in dollars and in new Israeli shekels ("NIS"). Management believes that the dollar is the currency in the primary economic environment in which the Group operates. Thus, the functional and reporting currency of the Group is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

Principles of consolidation

NOTE 2:-     SIGNIFICANT ACCOUNTING POLICIES (Cont.)

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:
Cash equivalents represent short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less at the date acquired.
Short-term and restricted bank deposits
e.	Short-term and restricted bank deposits:

Short-term and restricted bank deposits are deposits with maturities of more than three months, but less than one year. The deposits are mainly in dollars and bear interest at an average annual rate of 0.97% and 1.88% for the years ended December 31, 2020 and 2019, respectively. Short-term and restricted deposits are presented at cost. Any accrued interest on these deposits is included in other receivables and prepaid expenses.

In connection with long-term bank loans and their related covenants, the Company is required to maintain compensating balances with the banks and to maintain deposits in the same banks that provided the loans to the Company (see Note 9).In addition, the Company maintains restricted deposits in connection with an office lease agreement (see also Note 10a). Out of the short-term and restricted bank deposits, a total of $5,910 and $6,409, are restricted short-term deposits as of December 31, 2020 and 2019, respectively.

Marketable securities
f.	Marketable securities:

The Group accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments in marketable debt securities at the time of purchase and reevaluates such determinations at each balance sheet date.

As of December 31, 2020, the Group classified all of its marketable securities as available-for-sale (“AFS”). AFS securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in “accumulated other comprehensive loss” in shareholders’ equity. Realized gains and losses on sale of investments are included in “financial income (expenses), net” and are derived using the specific identification method for determining the cost of securities. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization, together with interest on securities, is included in "financial income (expenses), net".

The Group assessed AFS debt securities with an amortized cost basis in excess of estimated fair value to determine what amount of that difference, if any, is caused by expected credit losses in accordance with ASC 326, "Financial Instruments - Credit Losses". Allowance for credit losses on AFS debt securities are recognized as a charge in other income (expenses), net, on the consolidated statements of operation, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in stockholders' equity.

The Group has not recorded credit losses for the year ended December 31,2020.

Inventories

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

g.	Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined as follows:

Raw materials - using the "weighted average cost" method; and

Finished products - using the "weighted average cost" method with the addition of direct manufacturing costs.

The Group periodically evaluates the quantities on hand relative to current and historical selling prices, historical and projected sales volume and technological obsolescence. Based on these evaluations, inventory write-offs are taken based on slow moving items, technological obsolescence, excess inventories, discontinuation of product lines, and market prices lower than cost.

Long-term and restricted bank deposits
h.	Long-term and restricted bank deposits:

Bank deposits and the related accrued interest with maturities of more than one year are included in long-term investments and presented at their cost. Accrued interest that is payable within a one-year period is included in other receivables and prepaid expenses. The deposits are denominated in dollars and bear interest at an average annual rate of 0% and 2.16% for the years ended December 31, 2020 and 2019, respectively. Out of the total long-term bank deposits, a total of $0 and $600 are restricted long-term deposits as of December 31, 2020 and 2019, respectively.

Property and equipment
i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

Computers and peripheral equipment	33%
Office furniture and equipment	6% – 20% (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease, or the useful life of the assets

The Group’s long-lived assets (asset group) to be held and used, including right of use assets and intangible that are subject to amortization are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant and Equipment - Subsequent Measurement" whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. If such assets are considered to be impaired, recoverability of assets (asset group) to be held and used is measured by a comparison of the carrying amount of an asset (asset group) to the future undiscounted cash flows expected to be generated by the asset. The impairment to be recognized is measured by the amount by which the carrying amount of the assets (asset groups) exceeds the fair value of the assets (asset groups). During the years ended December 31, 2020, 2019 and 2018, no impairment losses have been identified for property and equipment.

Intangible assets
j.	Intangible assets:

Intangible assets are comprised of acquired technology, customer relations and licenses. Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives, which range from 4.5 to 10 years. Recoverability of these assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the assets. If the assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

During the years ended December 31, 2020, 2019 and 2018, no impairment losses have been identified with respect to intangible assets.

Leases
k.	Leases:

The Company adopted Accounting Standards Update ("ASU") 2016-02, "Leases (Topic 842)", or "ASC 842") on January 1, 2019, using the modified retrospective approach, by applying ASC 842 to all leases existing at the date of initial application. The standard requires lessees to recognize almost all leases on the balance sheet as a right-of-use asset and a lease liability and requires leases to be classified as either an operating or a finance type lease. The standard excludes leases of intangible assets or inventory. Leases with a term of 12 months or less can be accounted for in a manner similar to the accounting for operating leases under ASC 840. The new standard requires lessors to account for leases using an approach that is substantially equivalent to ASC 840 for sales-type leases, direct financing leases and operating leases.

The Company determines if an arrangement is a lease at inception. Lease classification is governed by five criteria in ASC 842-10-25-2. If any of these five criteria is met, the Company classifies the lease as a finance lease. Otherwise, the Company classifies the lease as an operating lease.

The Company uses incremental borrowing rates based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The right-of use asset also includes any lease payments made and excludes lease incentives. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expenses are recognized on a straight-line basis over the lease term or the useful life of the leased asset.

In addition, the carrying amount of the right-of use asset and lease liabilities are remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Goodwill
l.	Goodwill:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

The Group performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Group operates in one operating segment, and this segment comprises its only reporting unit.

Goodwill is not amortized, but rather is subject to an impairment test. In accordance with ASC 350, "Intangibles – Goodwill and Other", at least annually (in the fourth quarter), or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Company has an option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying value prior to performing the quantitative goodwill impairment test. The Company operates in one operating segment, and this segment comprises its only reporting unit.

Following the adoption of ASU 2017-04, "Simplifying the Test for Goodwill Impairment", as part of the quantitative goodwill impairment test, any excess of the carrying value of the reporting unit over its fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to the fair value of the reporting unit.

For each of the three years in the period ended December 31, 2020, the Group performed an annual impairment analysis, using market capitalization, and no impairment losses have been identified.

Revenue recognition

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

m.	Revenue recognition:

The Group generates its revenues primarily from the sale of products through a direct sales force and sales representatives. The Group’s products are delivered to its customers, which include original equipment manufacturers, network equipment providers, systems integrators and distributors in the telecommunications and networking industries, all of whom are considered end-users.

Revenues are recognized in accordance with ASC 606, "Revenue from Contracts with Customers". The Group recognizes revenue under the core principle that transfer of control to a customer of the Group generates revenue in an amount reflecting the consideration the Group expects to receive from the customer. As such, the Group identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Group satisfies a performance obligation.

Product revenues are recognized when all performance obligations are satisfied, at the point of time when control is transferred, the product has been delivered and the benefit of the asset has been transferred.

Revenues from support are recognized ratably over the term of the underlying contract term. Renewals of support contracts create new performance obligations that are satisfied over the term with the revenues recognized ratably over the period.

For professional services, the performance obligations are satisfied, and revenues are recognized, when the services are provided or once the service term has expired.

The Group enters into contracts that can include combinations of products and services that are capable of being distinct and accounted for as separate performance obligations. The products are distinct upon delivery as the customer can derive the economic benefit of it without any professional services, updates or technical support. The Group allocates the transaction price to each performance obligation, based on its relative standalone selling price out of the total consideration of the contract. For support, the Group determines the standalone selling prices, based on the price at which the Group separately sells a renewal contract on a standalone basis. For professional services, the Group determines the standalone selling prices based on the price at which the Group separately sells those services on a standalone basis.

The Group’s products contain a significant element relating to its proprietary technology and its solutions offer substantially different features and functionality. As a result, the comparable pricing of products with similar functionality typically cannot be obtained. Additionally, as the Group is unable to reliably determine the selling prices of comparable products sold by competitors and generally does not sell the products separately on a standalone basis, the standalone selling prices are not directly observable. Therefore, the Group makes estimates, based on reasonably available information. The estimated selling price is established considering multiple factors including, but not limited to, pricing practices in different geographical areas and through different sales channels, gross margin objectives, internal costs, the pricing strategies of competitors and industry technology lifecycles.

The Group grants to certain customers a right of return or the ability over a limited period to exchange for other products a specific percentage of the total price paid for products they have purchased. The Group maintains a provision for product returns and exchanges and other incentives, based on its experience with historical sales returns, analysis of credit memo data and other known factors, all in accordance with ASC 606. This provision is deducted from revenues and amounted to $2,962 and $1,885 as of December 31, 2020 and 2019, respectively. This provision was recorded as part of other payables and accrued expenses.

Deferred revenues include amounts invoiced to customers for which revenue has not yet been recognized. Deferred revenues are recognized as (or when) the Group performs the performance obligations under the contract.

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Group pays sales commissions to sales and marketing personnel, based on their attainment of certain predetermined sales goals. Some sales commissions for support earned by its employees are capitalized and amortized on a straight line basis over the related contractual support period. Amortization expenses related to these costs are included in selling and marketing expenses in the consolidated statements of operations.

The Group has included as part of other receivables and prepaid expenses in its consolidated balance sheet, costs to obtain a contract in the amount of $665 and $460, as of December 31, 2020 and 2019, respectively. In addition, the Group's consolidated statement of operations included a reduction of expenses, in the net amount of $205, $38 and $242 for the years ended December 31, 2020 ,2019 and 2018, respectively.

Remaining performance obligations represents contracted revenues that have not yet been recognized, which includes deferred revenues and non-cancelable contracts that will be  recognized as revenue in future periods. The following table represents the remaining performance obligations as of December 31, 2020, which are expected to be satisfied and recognized in future periods:

	Year Ending December 31,
			2023 and
	2021	2022	thereafter

Product	$295	$72	$8
Services	36,887	5,187	6,687

	$37,182	$5,259	$6,695

Significant changes in the balances of deferred revenues during the period are as follows:

	December 31,
	2020	2019

Balance, at the beginning of the year	$43,230	$29,962

Revenue recognized	(31,172)	(17,577)
Increase in deferred revenues and customer advances	37,078	30,845

Balance, at the end of the year	49,136	43,230
Less current portion	(37,182)	(33,538)

Long term portion	$11,954	$9,692

Warranty costs
n.	Warranty costs:

The Group usually provides an assurance-type warranty for a period of 12 months at no extra charge. The Group estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Group’s warranty liability include the number of installed units, historical and anticipated rates of warranty claims, and cost per claim. The Group periodically assesses the adequacy of its recorded warranty liability and adjusts the amount as necessary. As of December 31, 2020 and 2019, the provision for warranty amounted to $253 and $284, respectively.

Research and development costs
o.	Research and development costs:

ASC 985-20, "Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Based on the Company’s product development process, technological feasibility is established upon the completion of a working model. The Company does not incur material costs between the completion of a working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the consolidated statement of operations, as incurred.

Participation grants from the Israel Innovation Authority (formerly known as the Office of the Chief Scientist of the Israeli Ministry of Economy and Industry) (the "IIA") for research and development activity are recognized at the time the Company is entitled to such grants on the basis of the costs incurred and included as a deduction of research and development costs. Research and development grants recognized during the years ended December 31, 2020, 2019 and 2018 were $388, $1,323 and $5,734, respectively.

Income taxes
p.	Income taxes:

The Group accounts for income taxes in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carry forward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group records a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more-likely-than-not that some portion of or the entire amount of the deferred tax asset will not be realized.

In addition, ASC 740 prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The first step is to evaluate the tax position taken or expected to be taken in a tax return. This is done by determining if the weight of available evidence indicates that it is more-likely-than-not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Interest and penalties assessed by taxing authorities on an underpayment of income taxes are included as a component of income tax expense in the consolidated statements of operations.

Accumulated other comprehensive income (loss) ("AOCI")
q.	Accumulated other comprehensive income (loss) ("AOCI"):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income", which establishes standards for the reporting and presentation of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders.

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The components of AOCI were as follows:

	Unrealized
	gains on
	available-	Unrealized
	for-sale	gains (losses)
	marketable	on cash flow
	securities	hedges	Total

Balance as of January 1, 2020	$—	$—	$—

Other comprehensive income before reclassifications, net of tax	453	3,445	3,898
Amounts reclassified from AOCI	—	(2,126)	(2,126)
Other comprehensive income, net of tax	453	1,319	1,772

Balance as of December 31, 2020	$453	$1,319	$1,772

The effects on net income of amounts reclassified from AOCI in the year ended December 31, 2020 derive from realized losses on cash flow hedges recorded in operating expenses and from realized losses on available-for-sale marketable securities recorded in financial income (expenses), net.

Concentrations of credit risk
r.	Concentrations of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade receivables, marketable securities and foreign currency derivative contracts.

The majority of the Group’s cash and cash equivalents, bank deposits and foreign currency derivative contracts are invested in dollar denominated instruments with major banks in Israel and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group’s investments are corporations with high credit standing.

Accordingly, management believes that low credit risk exists with respect to these financial investments.

Marketable securities include investments in dollar-denominated corporate bonds. Marketable securities consist of highly liquid debt instruments with high credit standing. The Company’s investment policy, approved by the

Board of Directors, limits the amount the Group may invest in any one type of investment or issuer, thereby reducing credit risk concentrations. Management believes that the Group’s portfolio is well diversified and, accordingly, minimal credit risk exists with respect to these marketable debt securities.

The trade receivables of the Group are derived from sales to customers located primarily in the Americas, the Far East, Israel and Europe. Under certain circumstances, the Group may require letters of credit, other collateral, additional guarantees or advance payments.

Regarding certain credit balances, the Group is covered by foreign trade risk insurance. The Group performs ongoing credit evaluations of its customers and establishes an allowance for doubtful accounts based upon a specific review.

Earnings per share

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

s.	Earnings per share:

Basic earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

Certain outstanding options, restricted share units ("RSUs") and warrants have been excluded from the calculation of the diluted earnings per share since such securities are anti-dilutive for all years presented. The total weighted average number of shares related to the outstanding options, RSUs and warrants that have been excluded from the calculation of diluted earnings per share was 64,312, 48,491 and 158,832 for the years ended December 31, 2020, 2019 and 2018, respectively.

Accounting for share-based compensation
t.	Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation-Stock Compensation". ASC 718 requires companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statement of operations.

The weighted-average estimated fair value of employee stock options granted during the years ended December 31, 2020, 2019 and 2018, was $8.55, $6.63 and $3.02 per share, respectively, using the Black-Scholes option pricing model. Fair values were estimated using the following weighted-average assumptions (annualized percentages):

Year Ended December 31,
	2020	2019	2018

Dividend yield	1.01%-1.17%	1.13%-1.64%	0%-2.66%
Expected volatility	37.89%-43.09%	38.08%-39.34%	37.74%-41.72%
Risk-free interest	0.29%-1.43%	1.66%-2.59%	2.40%-3.06%
Expected life	3.57-4.23 years	4.75-5.21 years	4.78-5.27 years

The Company used its historical volatility in accordance with ASC 718. The computation of volatility uses historical volatility derived from the Company's exchange traded shares. The expected term of options granted is estimated based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate assumption is the implied yield currently available on United States treasury zero-coupon issues with a remaining term equal to the expected life of the Company's options. The dividend yield assumption is based on the Company's historical experience and expectation of future dividend payouts and may be subject to substantial change in the future. The Company paid its first cash dividend during the third quarter of 2018 and has been paying cash dividends on a bi-annual basis since then. The Company currently expects to continue pay cash dividends in the future, subject to receipt of required Israeli court approvals,  although there can be no assurance that it will do so. See also Note 12.

The total share-based compensation expenses relating to all of the Company’s share-based awards recognized for the years ended December 31, 2020, 2019 and 2018 were included in items of the consolidated statements of operations, as follows:

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

	Year Ended December 31,
	2020	2019	2018

Cost of revenues	$181	$183	$186
Research and development expenses, net	1,535	937	651
Selling and marketing expenses	3,635	2,171	1,238
General and administrative expenses	3,420	2,001	1,212

Total share-based compensation expenses	$8,771	$5,292	$3,287

Treasury stock
u.	Treasury stock:

The Company has repurchased its ordinary shares from time to time in the open market, and holds such repurchased shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity. See also Note 12a.

Severance pay
v.	Severance pay:

The liability for severance pay for Israeli employees is calculated pursuant to the Israeli Severance Pay Law, 1963 (the "Severance Pay Law"), based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date for all employees in Israel. Employees who have been employed for more than a one-year period are entitled to one month’s salary for each year of employment or a portion thereof. The Group’s liability for all of its Israeli employees is fully provided for by monthly deposits with severance pay funds, pension funds, insurance policies and by an accrual. The value of these deposits is recorded as an asset in the Company’s consolidated balance sheet.

The deposited funds include profits accumulated up to the consolidated balance sheets date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Since March 2011, the Group’s agreements with new Israeli employees are under Section 14 of the Severance Pay Law. The Group’s contributions for severance pay have replaced its severance pay obligation. Upon contribution of the full amount of the employee’s monthly salary for each year of service, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments are made by the Group to the employee upon termination. The Group is legally released from the obligations to employees once the deposit amounts have been paid, and therefore the severance pay liability is not reflected in the balance sheet.

Severance pay expenses for the years ended December 31, 2020, 2019 and 2018, amounted to $3,078, $2,324 and $2,680, respectively.

Employee benefit plan
w.	Employee benefit plan:

The Group has 401(k) defined contribution plans covering employees in the U.S. All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the IRS limit of $19.5 during the years ended December 31, 2019 and 2020, plus a catch-up contribution of $6.5 for participants age 50 or over. The Group matches 50% of employees’ contributions, up to a maximum of 6% of the employees’ annual pay. In the years ended December 31, 2020, 2019 and 2018, the Group matched contributions in the amount of $386, $318 and $308, respectively.

Advertising expenses

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

x.	Advertising expenses:

Advertising expenses are charged to the statements of operations as incurred. Advertising expenses for the years ended December 31, 2020, 2019 and 2018 amounted to $371, $669 and $627, respectively.

Fair value of financial instruments
y.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Group using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Group could realize in a current market exchange.

The following methods and assumptions were used by the Group in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term and restricted bank deposits, trade receivables, trade payables, other receivables and prepaid expenses and other payables and accrued expenses approximate their fair value due to the short-term maturity of such instruments.The fair value of long-term and restricted bank deposits and long-term bank loans also approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

The fair value of foreign currency contracts is estimated by obtaining current quotes from banks and market observable data of similar instruments.

The fair value of marketable securities is estimated by obtaining the fair value of the marketable securities from the bank, which is based on current quotes and market value provided by external service providers.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, "Fair Value Measurements and Disclosures" establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -          Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -          Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 -          Unobservable inputs which are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. See also Note 8.

Derivatives and hedging
z.	Derivatives and hedging:

The Group accounts for derivative instruments and hedging based on ASC 815, "Derivatives and Hedging".

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Group accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings. The changes in fair value of such instruments are included as gain or loss in "financial income (expenses), net" at each reporting period.

For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive loss in equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is classified as payroll and rent expenses. The ineffective portion of the gain or loss on the derivative instrument is recognized in current earnings and included in "financial income (expenses), net". To receive hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions.

Recently adopted accounting standards
aa.	Recently adopted accounting standards:

In January 2017, the Financial Accounting Standards Board (the "FASB") issued ASU 2017-04, "Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment" ("ASU 2017-04"). ASU 2017-04 eliminates the requirement to measure the implied fair value of goodwill by assigning the fair value of a reporting unit to all assets and liabilities within that unit (the "Step 2 test") from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited by the amount of goodwill in that reporting unit. ASU 2017-04 became effective for the Company beginning January 1, 2020. The implementation did not have a material impact on our condensed consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments-Credit Losses (Topic 326)" ("ASU 2016-13"). ASU 2016-13 requires that financial assets measured at amortized cost be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis. The measurement of expected credit losses is based upon historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. ASU 2016-13 became effective for the Company beginning January 1, 2020. The implementation did not have a material impact on our condensed consolidated financial statements.

Impact of recently issued accounting standard not yet adopted
ab.	Impact of recently issued accounting standard not yet adopted:

In December 2019, the FASB issued ASU 2019-12, "Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes" ("ASU 2019-12"), which simplifies the accounting for income taxes. This guidance will be effective for the first quarter of 2021 on a prospective basis, with early adoption permitted. The Company is currently reviewing ASU 2019-12, but does not expect that it will, when adopted, have a material impact on our consolidated financial statements.